WARRANTS FOR COMMON STOCK (Warrant Activity) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
WARRANTS FOR COMMON STOCK [Abstract]
Warrant outstanding beginning balance	8,668,701
Warrants issued	1,904,033	8,668,701
Additional warrants due to anti-dilution provisions	435,020
Warrants exercised
Warrant outstanding and exercisable ending balance	11,007,754	8,668,701